UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA  95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA  95113

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 866-7096

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Additional Information	31

PERFORMANCE SUMMARY
Period Returns (Average Annual Total Returns as of 6/30/16)

FUND	YTD*	1-YEAR	3-YEAR	5-YEAR	10-YEAR	GROSS EXPENSE RATIO**
Firsthand Technology Opportunities Fund	-5.81%	-13.10%	13.66%	7.15%	9.70%	1.86%
Firsthand Alternative Energy Fund	-11.66%	-19.91%	0.79%	-6.89%	●	2.13%
NASDAQ Composite Index	-2.61%	-1.58%	13.91%	13.28%	9.56%	●
S&P 500 Index	3.84%	3.98%	11.60%	12.06%	7.41%	●
WilderHill Clean Energy Index	-19.20%	-29.29%	-10.33%	-14.76%	●	●

*	Not Annualized
**
After fee waivers, Firsthand Technology Opportunities Fund’s total net operating expenses are 1.85% and Firsthand Alternative Energy Fund’s total net operating expenses are 1.98%. Please see the Funds’ prospectus for more information about fund expenses.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with NASDAQ. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The WilderHill Clean Energy Index is a market-weighted index of 58 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. You cannot invest directly in an index.

2	2016 Semi-Annual Report

Returns Since Inception (Average Annual Total Returns as of 6/30/16)

FUND (INCEPTION DATE)	AVERAGE ANNUAL TOTAL RETURNS	NASDAQ COMPOSITE INDEX	S&P 500 INDEX	WILDERHILL CLEAN ENERGY INDEX
Firsthand Technology Opportunities Fund (9/30/99)	-0.64%	4.43%	4.97%	●
Firsthand Alternative Energy Fund (10/29/07)	-7.37%	7.72%	5.90%	-19.15%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/16)

INDUSTRY	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Advanced Materials	●	4.9%
Advertising Technology	1.9%	●
Automotive	2.8%	●
Building Automation	●	3.1%
Communications	6.8%	●
Communications Equipment	3.9%	●
Computer	5.8%	●
Consumer Electronics	1.6%	●
Electrical Equipment	●	3.9%
Energy Efficiency	●	9.0%
Engineering Service	●	3.8%
Environmental Services	●	0.8%
Industrials	●	5.5%
Intellectual Property	●	0.1%
Internet	37.5%	●
Materials	●	2.9%
Networking	9.6%	●
Other Electronics	●	12.4%
Renewable Energy	●	39.4%
Semiconductors	9.6%	10.8%
Social Networking	11.2%	●
Software	8.1%	●
Waste and Environmental Service	●	2.7%
Investment Company	1.6%	0.9%
Net Other Liabilities	(0.4)%	(0.2)%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

PRESIDENT’S LETTER

Fellow Shareholders,

The first half of 2016 began with a dramatic market sell-off, precipitated by concerns that China’s economic growth may be slowing. After bottoming in February, equity markets recovered quickly in the following weeks, only to be rattled again in late June by “Brexit”—the United Kingdom’s decision to leave the European Union. The major U.S. stock market indices performed in mixed fashion for the period, with the NASDAQ Composite Index down -2.61%, the S&P 500 Index up 3.84%, and the Dow Jones Industrial Average up 4.31%. Firsthand Technology Opportunities Fund underperformed the major indices, declining -5.81% in the first six months of 2016. Firsthand Alternative Energy Fund outperformed its primary benchmark, falling -11.66% compared with a -19.20% decline for the WilderHill Clean Energy Index.

Within the technology sector, performance varied widely in the first half, as growth continued in some segments, while waning in others.

Mobile computing remains at center stage in the tech sector, and the heart of mobile computing is cloud computing. Cloud infrastructure companies, including data center providers, have done particularly well lately. Equinix (EQIX) has been acquiring capacity on a global basis, closing deals in late 2015 and early 2016 that expanded the company’s reach in Asia and Europe. The company is now the largest colocation services company in the world. Equinix stock enjoyed outstanding performance in the first half of 2016, advancing 28.22% during the period. The cloud has also brought improved profitability to Amazon (AMZN), which finished the period up 5.88%. Amazon Web Services (“AWS”), the company’s cloud computing division, saw net sales growth of 61% in the first half of 2016. Despite representing just 9% of Amazon’s net sales mix, the AWS segment brought in 56% of the company’s operating income in the first six months of 2016. For the quarter just ended in June, AWS brought in $2.89 billion in revenue—up 58.8% from the year-ago quarter—and we anticipate the cloud division to continue to drive profit growth at the company.

Gaming and social networking also remain hugely popular, and companies including Facebook (FB) and Tencent Holdings (no U.S. symbol) have benefited. Advancements in handset power combined with the ubiquitous appeal of a quick game while waiting or on-the-go have resulted in the rapid growth of the worldwide mobile gaming market, which took in $34.8 billion in 2015—85% of total app revenue last year. Tencent is China’s largest social network company and continues to be one of the best performers for Firsthand Technology Opportunities Fund. China is the world’s leader in mobile game spending—$7.1 billion in 2015—and some forecasts put the worldwide spending figure at $100 billion for 2016. In June, Tencent announced it had finalized a deal to acquire roughly 84% of Finnish game developer Supercell, maker of the hugely popular Clash of Clans. Facebook was also a top contributor to Firsthand Technology Opportunities Fund performance during the first half of 2016. The social networking giant hit 1.71 billion monthly active users (MAUs) in Q2, up 14.9% from the year-ago quarter. Even more impressive, the number of mobile MAUs jumped 19.8% in the same period.

4	2016 Semi-Annual Report

Despite the continued popularity of mobile computing, smartphone sales growth has slowed in 2016 and that took a toll on Firsthand Technology Opportunities Fund performance during the period. For its quarter ended March 30, 2016, Apple (AAPL) reported its first ever year-over-year decline in iPhone shipments. In April, Apple reported a decline in revenues for the first time since 2003, blaming slowing demand for iPhones, especially in China. As one might have expected, Apple’s stock has declined -9.18% in the first half of this year. Meanwhile, InvenSense (INVN), which makes gyroscope/accelerometer chips used in smartphones from Apple and Samsung (no U.S. symbol), is feeling the heat as well, and was one of the leading detractors from Firsthand Technology Opportunities Fund performance during the period, finishing down -40.08%. As a result, the company is working to shift more of its product mix toward its Internet of Things business, including wearable tech, smart TVs, and robotics.

Shifting to the alternative energy sector, solar stocks underperformed as the combination of low oil prices and a changing regulatory landscape weighed on valuations. While installations in the U.S. solar market are expected to grow 119% in 2016, with more than double the installations of 2015, the bulk of that growth (nearly 75%) is expected to come from utility-scale installations. The residential solar market, on the other hand, is facing some regulatory obstacles to growth. Consider residential solar installer SolarCity (SCTY), one of the largest detractors from Firsthand Alternative Energy Fund performance in the first half of the year. Part of SolarCity’s appeal to consumers is enabling panel owners to sell excess electricity back to the utility at the same rate utilities charge consumers. This is known as net metering and 44 states have implemented rules mandating its use. Nevada’s net metering rules helped make it the country’s fastest-growing market for rooftop solar in 2015. At the end of last year, Nevada’s Public Utilities Commission voted to adjust the net metering rate, letting utilities pay consumers wholesale (as opposed to retail) rates, which are significantly lower. SolarCity responded by cutting jobs in Nevada and its stock has struggled throughout 2016.

The news has not been entirely bad in the alternative energy space, however. Utilities (electric, gas, and water) continue to seek solutions to improve the efficiency and monitoring of their networks. This has helped Firsthand Alternative Energy Fund holdings like smart metering company Itron (ITRI) (up 19.13% for the period), as well as ABB (ABB) (up 11.84% for the period), which offers energy management solutions to a wide variety of industries.

As always, we remain focused on the long-term opportunities in the technology and renewable energy sectors and thank you for continuing to entrust your investment dollars to us.

Sincerely,

Kevin Landis
President, Firsthand Funds

Data and statistics presented have been calculated using data from Yahoo!Finance. All expressions of opinion are subject to change without notice.

www.firsthandfunds.com	5

SHAREHOLDER FEE EXAMPLE (unaudited)

Example — In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (the “Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker. The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 through June 30, 2016.

Actual Expenses — The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes — The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

6	2016 Semi-Annual Report

SHAREHOLDER FEE EXAMPLE (unaudited) - continued

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Firsthand Technology Opportunities Fund

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$941.90	$8.93	1.85%
Hypothetical**	$1,000	$1,015.66	$9.27	1.85%

Firsthand Alternative Energy Fund

	BEGINNING ACCOUNT VALUE 1/1/16	ENDING ACCOUNT VALUE 6/30/16	EXPENSES PAID DURING PERIOD* 1/1/16 - 6/30/16	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$883.40	$9.27	1.98%
Hypothetical**	$1,000	$1,015.02	$9.92	1.98%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 182/366 (to reflect the one-half year period).

**	5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Portfolio of Investments, June 30, 2016 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 98.8% ($75,094,089)
Advertising Technology — 1.9% ($1,465,200)
Rocket Fuel, Inc.*	660,000	$1,465,200
Automotive — 2.8% ($2,122,800)
Tesla Motors, Inc.*	10,000	2,122,800
Communications — 6.8% ($5,141,669)
Equinix, Inc.	10,027	3,887,769
Gogo, Inc.*	50,000	419,500
Rackspace Hosting, Inc.*	40,000	834,400
Communications Equipment —3.9% ($2,946,350)
QUALCOMM, Inc.	55,000	2,946,350
Computer — 5.8% ($4,388,200)
Apple, Inc.	34,500	3,298,200
Pure Storage, Inc., Class A*	100,000	1,090,000
Consumer Electronics — 1.6% ($1,222,000)
Fitbit, Inc., Class A*	100,000	1,222,000
Internet — 37.5% ($28,527,020)
Alibaba Group Holding, Ltd.*	40,000	3,181,200
Alphabet, Inc., Class C*	5,516	3,817,623
Amazon.com, Inc.*	5,000	3,578,100
Baidu, Inc. - SP ADR*	15,000	2,477,250
LinkedIn Corp., Class A*	10,000	1,892,500
Netflix, Inc.*	35,000	3,201,800
Pandora Media, Inc.*	200,000	2,490,000
PayPal Holdings, Inc.*	30,000	1,095,300
SINA Corp.*	15,000	778,050
Tencent Holdings, Ltd.	265,000	6,015,197
Networking — 9.6% ($7,281,300)
Arista Networks, Inc.*	75,000	4,828,500
Palo Alto Networks, Inc.*	20,000	2,452,800

see accompanying notes to financial statements

8	2016 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued
Portfolio of Investments, June 30, 2016 (unaudited)

	SHARES	MARKET VALUE
Semiconductors — 9.6% ($7,311,500)
Ambarella, Inc.*	50,000	$2,540,500
Exar Corp.*	250,000	2,012,500
InvenSense, Inc.*	450,000	2,758,500
Social Networking — 11.2% ($8,547,800)
Facebook, Inc., Class A*	60,000	6,856,800
Twitter, Inc.*	100,000	1,691,000
Software — 8.1% ($6,140,250)
Adobe Systems, Inc.*	15,000	1,436,850
VMware, Inc., Class A*	30,000	1,716,600
Workday, Inc., Class A*	40,000	2,986,800
INVESTMENT COMPANY —1.6% ($1,220,839)
Fidelity Institutional Money Market Fund (1)	1,220,839	1,220,839
Total Investments
(Cost $69,567,190) — 100.4%		76,314,928
Liabilities in excess of other assets — (0.4)%		(300,390)

NET ASSETS — 100.0%		$76,014,538

*	Non-income producing security.
(1)	The Fidelity Institutional Money Market Fund invests primarily in U.S. Treasury Securities.
SP ADR: Sponsored American Depositary Receipt

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND ALTERNATIVE ENERGY FUND
Portfolio of Investments, June 30, 2016 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 99.3% ($5,982,009)
Advanced Materials — 4.9% ($292,637)
Corning, Inc.	6,460	$132,301
Praxair, Inc.	1,400	157,346
SunEdison, Inc.*	21,130	2,990
Building Automation — 3.1% ($185,892)
Johnson Controls, Inc.	4,200	185,892
Electrical Equipment — 3.9% ($237,960)
ABB, Ltd. – SP ADR	12,000	237,960
Energy Efficiency — 9.0% ($542,547)
Honeywell International, Inc.	2,080	241,946
Itron, Inc.*	5,565	239,851
Silver Spring Networks, Inc.*	5,000	60,750
Engineering Service — 3.8% ($231,200)
Quanta Services, Inc.*	10,000	231,200
Environmental Services — 0.8% ($48,790)
Advanced Emissions Solutions, Inc*	6,800	48,790
Industrials — 5.5% ($328,945)
3M Co.	1,000	175,120
United Technologies Corp.	1,500	153,825
Intellectual Property — 0.1% ($3,683)
Silicon Genesis Corp., Common (1)*	181,407	3,683
Materials — 2.9% ($173,950)
Aspen Aerogels, Inc.*	35,000	173,950
Other Electronics — 12.4% ($749,888)
Cree, Inc.*	15,000	366,600
Intevac, Inc.*	15,800	89,744
Koninklijke Philips Electronics N.V.	11,770	293,544

see accompanying notes to financial statements

10	2016 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2016 (unaudited)

	SHARES	MARKET VALUE
Renewable Energy — 39.4% ($2,370,381)
Amtech Systems, Inc.*	6,600	$39,402
First Solar, Inc.*	10,000	484,800
Gamesa Corp. Tecnologica S.A.	7,271	142,781
Iberdrola S.A.	19,231	129,906
JA Solar Holdings Co., Ltd. - ADR*	13,000	89,050
JinkoSolar Holding Co., Ltd. - ADR*	2,000	40,760
Motech Industries, Inc.*	58,069	60,303
Orion Energy Systems, Inc.*	14,000	16,240
Sharp Corp.*	11,000	11,717
SolarCity Corp.*	10,500	251,265
SolarEdge Technologies, Inc.*	11,000	215,600
SunPower Corp., Class B*	19,931	308,731
Sunrun, Inc.*	5,000	29,650
TerraForm Power, Inc.	20,000	218,000
ULVAC, Inc.	2,700	81,446
Vestas Wind Systems A.S.	3,000	205,770
Vivint Solar, Inc.*	12,000	36,840
Yingli Green Energy Holding Co. - ADR*	2,000	8,120
Semiconductors — 10.8% ($651,636)
Exar Corp.*	20,000	161,000
Power Integrations, Inc.	9,799	490,636
Waste and Environment Service — 2.7% ($164,500)
Covanta Holding Corp.	10,000	164,500
PREFERRED STOCK — 0.0% ($1,569)
Intellectual Property — 0.0% ($1,569)
Silicon Genesis Corp., Series 1-C (1)*	152	172
Silicon Genesis Corp., Series 1-E (1)*	3,000	1,397

see accompanying notes to financial statements
www.firsthandfunds.com	11

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2016 (unaudited)

	SHARES	MARKET VALUE
INVESTMENT COMPANY — 0.9% ($51,811)
Fidelity Institutional Money Market Fund (2)	51,811	$51,811
Total Investments
(Cost $7,983,407) — 100.2%		6,035,389
Liabilities in excess of other assets — (0.2)%		(13,310)

NET ASSETS — 100.0%		$6,022,079

*	Non-income producing security.
(1)	Restricted security.
(2)	The Fidelity Institutional Money Market Fund invests primarily in U.S. Treasury Securities.
ADR: American Depositary Receipt
SP ADR: Sponsored American Depositary Receipt

see accompanying notes to financial statements

12	2016 Semi-Annual Report

STATEMENTS  OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Acquisition cost	$69,567,190	$7,983,407
Market value (Note 2)	76,314,928	6,035,389
Receivable from dividends, interest, and reclaims	—	6,616
Receivable for capital shares sold	19,736	1,225
TOTAL ASSETS	76,334,664	6,043,230

LIABILITIES
Payable to affiliates (Note 4)	236,863	20,121
Payable for capital shares redeemed	83,263	1,030
TOTAL LIABILITIES	320,126	21,151
NET ASSETS	$76,014,538	$6,022,079

Net Assets consist of:
Paid-in-capital	$53,562,989	$8,748,107
Accumulated net investment loss	(548,008)	(21,334)
Accumulated net realized gain (loss) from security transactions and foreign currency transactions	16,251,819	(756,576)
Net unrealized appreciation (depreciation) on investments and foreign currency	6,747,738	(1,948,118)
NET ASSETS	$76,014,538	$6,022,079

Shares outstanding	10,420,113	1,168,923
Net asset value, redemption price and offering price per share (Note 2)	$7.29	$5.15

see accompanying notes to financial statements

www.firsthandfunds.com	13

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Dividends	$176,672	$42,299
Foreign tax withholding	—	(727)
TOTAL INVESTMENT INCOME	176,672	41,572

EXPENSES
Investment advisory fees (Note 4)	548,406	48,609
Administration fees (Note 4)	176,274	14,297
Trustees fees	4,500	4,900
GROSS EXPENSES	729,180	67,806
Trustees fees reimbursement	(4,500)	(4,900)
TOTAL NET EXPENSES	724,680	62,906

NET INVESTMENT LOSS	(548,008)	(21,334)

Net Realized and Unrealized Loss on Investments:
Net realized gains from security transactions	12,998,256	56,903
Net realized gains (losses) on foreign currency	(7)	—
Net change in unrealized depreciation on investments and foreign currency	(19,461,143)	(862,205)
Net Realized and Unrealized Loss on Investments	(6,462,894)	(805,302)
Net Decrease In Net Assets Resulting From Operations	$(7,010,902)	$(826,636)

see accompanying notes to financial statements

14	2016 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
FROM OPERATIONS:
Net investment loss	$(548,008)	$(1,348,899)
Net realized gains from security transactions and foreign currency	12,998,249	16,092,421
Net change in unrealized appreciation on investments and foreign currency	(19,461,143)	(11,261,890)
Net increase (decrease) in net assets from operations	(7,010,902)	3,481,632

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains on investments	—	(9,439,955)
Total Distributions	—	(9,439,955)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,135,601	36,378,739
Dividends reinvested	—	9,252,754
Payment for shares redeemed	(23,310,485)	(43,468,245)
Net increase(decrease) in net assets from capital share transactions	(22,174,884)	2,163,248
TOTAL DECREASE IN NET ASSETS	(29,185,786)	(3,795,075)

NET ASSETS:
Beginning of period	105,200,324	108,995,399
End of period	$76,014,538	$105,200,324
Accumulated Net Investment Income (Loss)	$(548,008)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	163,758	3,985,647
Shares reinvested	—	1,207,932
Shares redeemed	(3,340,373)	(4,993,451)
Net increase (decrease) in shares outstanding	(3,176,615)	200,128
Shares outstanding, beginning of period	13,596,728	13,396,600
Shares outstanding, end of period	10,420,113	13,596,728

see accompanying notes to financial statements

www.firsthandfunds.com	15

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND ALTERNATIVE ENERGY FUND
	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15
FROM OPERATIONS:
Net investment loss	$(21,334)	$(88,854)
Net realized gains from security transactions and foreign currency	56,903	95,787
Net change in unrealized depreciation on investments and foreign currency	(862,205)	(771,529)
Net decrease in net assets from operations	(826,636)	(764,596)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	623,331	2,927,529
Payment for shares redeemed	(1,096,617)	(3,950,109)
Net decrease in net assets from capital share transactions	(473,286)	(1,022,580)
TOTAL DECREASE IN NET ASSETS	(1,299,922)	(1,787,176)

NET ASSETS:
Beginning of period	7,322,001	9,109,177
End of period	$6,022,079	$7,322,001
Accumulated Net Investment Income (Loss)	$(21,334)	$—

COMMON SHARE ACTIVITY:
Shares sold	118,121	462,277
Shares redeemed	(205,176)	(616,994)
Net decrease in shares outstanding	(87,055)	(154,717)
Shares outstanding, beginning of period	1,255,978	1,410,695
Shares outstanding, end of period	1,168,923	1,255,978

see accompanying notes to financial statements

16	2016 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding  throughout  each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	Six Months Ended 6/30/16*		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Net asset value at beginning of year/period	$7.74		$8.14	$7.86	$6.30	$5.40	$6.05
Income from investment operations:
Net investment loss	(0.05)		(0.10)	(0.10)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.40)		0.44	0.83	2.09	0.98	(0.56)
Total from investment operations	(0.45)		0.34	0.73	2.00	0.90	(0.65)
Distributions from:
Realized capital gains	—		(0.74)	(0.45)	(0.44)	—	—
Net asset value at end of year/period	$7.29		$7.74	$8.14	$7.86	$6.30	$5.40
Total return	(5.81	%)(A)	4.28%	9.29%	31.80%	16.67%	(10.74%)
Net assets at end of year/period (millions)	$76.0		$105.2	$109.0	$99.0	$95.1	$79.4
Ratio of gross expenses to average net assets before waiver	1.86	%(B)	1.86%	1.86%	1.86%	1.86%	1.86%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment loss to average net assets	(1.40	%)(B)	(1.17%)	(1.28%)	(1.31%)	(1.28%)	(1.21%)
Portfolio turnover rate	19	%(A)	19%	23%	21%	81%**	128%

*	Unaudited.
**	Portfolio turnover excludes the purchases and sales in connection with the merger of Firsthand Technology Leaders Fund into the Fund.
(A)	Not annualized.
(B)	Annualized.

see accompanying notes to financial statements

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FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding  throughout  each year/period

FIRSTHAND  ALTERNATIVE ENERGY FUND

	Six Months Ended 6/30/16*		Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11
Net asset value at beginning of year/period	$5.83		$6.46	$6.47	$3.34	$4.37	$7.27
Income from investment operations:
Net investment loss	(0.02)		(0.07)	(0.12)	(0.05)	(0.04)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.66)		(0.56)	0.11	3.18	(0.99)	(2.80)
Total from investment operations	(0.68)		(0.63)	(0.01)	3.13	(1.03)	(2.90)
Net asset value at end of year/period	$5.15		$5.83	$6.46	$6.47	$3.34	$4.37
Total return	(11.66	%)(A)	(9.75%)	(0.15%)	93.71%	(23.57%)	(39.89%)
Net assets at end of year/period (millions)	$6.0		$7.3	$9.1	$13.6	$2.0	$3.5
Ratio of gross expenses to average net assets before waiver	2.13	%(B)	2.11%	2.04%	2.14%	2.38%	2.11%
Ratio of net expenses to average net assets after waiver	1.98	%(B)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment loss to average net assets	(0.67	%)(B)	(1.14%)	(0.98%)	(1.52%)	(0.98%)	(1.43%)
Portfolio turnover rate	10	%(A)	5%	57%	26%	10%	16%

*	Unaudited.
(A)	Not annualized.
(B)	Annualized.

see accompanying notes to financial statements

18	2016 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:
1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the Investment Adviser follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2016:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TEFQX
Common Stocks
Advertising Technology	$1,465,200	$—	$—
Automotive	2,122,800	—	—
Communications	5,141,669	—	—
Communications Equipment	2,946,350	—	—
Computer	4,388,200	—	—
Consumer Electronics	1,222,000	—	—
Internet	28,527,020	—	—
Networking	7,281,300	—	—
Semiconductors	7,311,500	—	—
Social Networking	8,547,800	—	—
Software	6,140,250	—	—
Total Common Stock	75,094,089	—	—
Investment Company	1,220,839	—	—
Total	$76,314,928	$—	$—

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$292,637	$—	$—
Building Automation	185,892	—	—
Electrical Equipment	237,960	—	—
Energy Efficiency	542,547	—	—
Engineering Service	231,200	—	—
Environmental Services	48,790	—	—
Industrials	328,945	—	—
Intellectual Property	—	—	3,683
Materials	173,950	—	—
Other Electronics	749,888	—	—
Renewable Energy	2,370,381	—	—
Semiconductors	651,636	—	—
Waste and Environment Service	164,500	—	—
Total Common Stocks	5,978,326	—	3,683
Preferred Stocks	—	—	1,569
Investment Company	51,811	—	—
Total	$6,030,137	$—	$5,252

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

Firsthand Alternative Energy Fund

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/15	NET PURCHASES	NET SALES	NET REALIZED GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/16
Common Stocks
Intellectual Property	$4,535	$—	$—	$—	$(852)	$—	$3,683
Preferred Stocks	1,557	—	—	—	12	—	1,569
Total	$6,092	$—	$—	$—	$(840)	$—	$5,252

The chart below represents quantitative disclosure about significant unobservable inputs for level 3 fair value measurements:

	FAIR VALUE AT 6/30/16	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVG.)
Direct venture capital	$5,252	Prior Transaction	Volatility	50.53%
investments: Intellectual		Analysis	Risk-Free Rate	1.01%
Property			Discount for Lack of Marketability	31.1%

Share Valuation — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e, the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

Foreign Securities — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.  Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices.  The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  For the six months ended June 30, 2016, the Funds did not hold any written options.

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

Short Positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.  The Fund did not invest in short sales for the six months ended June 30, 2016.

Security Transactions — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

The tax character of distributions paid for the year ended December 31, 2015 and 2014 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2015	2014
From ordinary income	$1,002,529	$—
From long-term capital gains	$8,437,426	$5,852,018

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2016.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$24,657,406	$592,141
Gross unrealized depreciation	(17,909,668)	(2,540,159)
Net unrealized appreciation (depreciation)	$6,747,738	$(1,948,018)
Federal income tax cost	$69,567,190	$7,983,407

As of December 31, 2015, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	EXPIRING 2016		EXPIRING 2017	EXPIRING 2018
TEFQX*	$(81,321	)**	$—	$—
ALTEX*	—		(172,410)	(108,018)

	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	TOTAL
TEFQX*	$—	$—	$(81,321)
ALTEX*	(430,699)	—	(711,127)

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.
**	Subject to annual limitations from the reorganization of Firsthand Technology Leaders Fund into Firsthand Technology Opportunities Fund, which occurred in 2012.

26	2016 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

Components of Distributable Earnings (as of December 31, 2015)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$25,942,031	$(1,188,265)
Undistributed Ordinary Income	67,305	—
Undistributed Long-Term Capital Gains	4,326,627	—
Other Temporary Differences	(792,191)	—
Accumulated Capital Loss Carryforward	(81,321)	(711,127)
Total Distributable Earnings	$29,462,451	$(1,899,392)

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2015, 2014, 2013 and 2012 remain open to federal and state audit. As of June 30, 2016, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2016.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$13,968,007	$637,355
Proceeds from sales and maturities of investment securities	$36,870,175	$702,961

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON.

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objective, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc. is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of each Fund’s average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total annual operating expenses to 1.85% for TEFQX and 1.98% for ALTEX, excluding any extraordinary expenses, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT
The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

BNY Mellon has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon. In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees collected, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders.

Additionally, BNY Mellon serves as the Trust’s sub-administrator, investment accounting agent and shareholder servicing and transfer agent. The Bank of New York Mellon, serves as the custodian for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2016, Firsthand Technology Opportunities Fund did not invest in any restricted securities and the Firsthand Alternative Energy Fund was invested in the following restricted securities:

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$2,230	0.0	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	1,453	0.0	%*
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	45	172	0.0	%*
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	1,397	0.0	%*
			$57,648	$5,252	0.0	%*

P/S - Preferred Stock
*	Less than 0.05%

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of June 30, 2016, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

6. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

30	2016 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2016 (unaudited)

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

www.firsthandfunds.com	31

FIRSTHAND FUNDS
P.O. Box 9836
Providence, RI 02940-8036
www.firsthandfunds.com

INVESTMENT ADVISER
Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
San Jose, CA 95113
www.firsthandcapital.com

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

FHF000751, exp. 8/31/2017

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 2. Code of Ethics.

Not applicable- only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable- only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable- only for annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary (principal executive officer)

Date	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary (principal executive officer)

Date	August 29, 2016

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer (principal financial officer)

Date	August 29, 2016

*	Print the name and title of each signing officer under his or her signature.